Schedule of Future Minimum Lease Commitments (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, 2023 (July - December)	$ 347
Financing Leases, 2023 (July - December)	21
Operating Leases, 2023	1,423	$ 55
Financing Leases, 2023	64	87
Operating Leases, 2024	1,464	54
Financing Leases, 2024	43	65
Operating Leases, 2026 and thereafter	1,993
Financing Leases, 2026 and thereafter	46
Operating Leases, Total minimum lease payments	5,227	451
Financing Leases, Total minimum lease payments	174	243
Operating Leases, Less: amounts representing interest	(934)	(102)
Financing Leases, Less: amounts representing interest	(16)	(29)
Operating Leases, Present value of net minimum lease payments	4,293	349	$ 192	$ 95
Financing Leases, Present value of net minimum lease payments	$ 158	214	$ 112	$ 84
Operating Leases, 2025		52
Financing Leases, 2025		43
Operating Leases, 2026		52
Financing Leases, 2026		41
Operating Leases, 2027 and thereafter		238
Financing Leases, 2027 and thereafter		$ 7